Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XV
Central Index Key	dei_EntityCentralIndexKey	0000764719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MFS Diversified Target Return Fund (Prospectus Summary): | MFS Diversified Target Return Fund
MFS�� Diversified Target Return Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012

MFS�� Diversified Target Return Fund

The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	DVRAX
Class B	DVRBX
Class C	DVRCX
Class I	DVRIX
Class R1	DVRFX
Class R2	DVRHX
Class R3	DVRJX
Class R4	DVRKX
Class R5 (Formerly Class W)	DVRLX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 10 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Diversified Target Return Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Diversified Target Return Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.79%
Total Annual Fund Operating Expenses		2.03%	2.78%	2.78%	1.78%	2.78%	2.28%	2.03%	1.78%	1.69%
Fee Reductions and/or Expense Reimbursements	[1]	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.62%)
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements		1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%
[1]	MFS has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.40% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 2.15% of the fund���s average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.65% of the fund���s average daily net assets annually for Class R2 shares, 1.15% of the fund���s average daily net assets annually for each of Class I and Class R4 shares, and 1.07% of the fund���s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least February 28, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Diversified Target Return Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	709	1,072	1,507	2,712
B	Class B Shares assuming redemption at end of period	618	1,055	1,569	2,846
C	Class C Shares assuming redemption at end of period	318	755	1,369	3,027
I	Class I Shares	117	450	859	2,001
R1	Class R1 Shares	218	755	1,369	3,027
R2	Class R2 Shares	168	604	1,117	2,528
R3	Class R3 Shares	143	527	989	2,268
R4	Class R4 Shares	117	450	859	2,001
R5	Class R5 Shares	109	424	813	1,905

Expense Example, No Redemption MFS Diversified Target Return Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	218	755	1,369	2,846
C	Class C Shares assuming no redemption at end of period	218	755	1,369	3,027

The fourth paragraph as well as the Performance Table under the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 4.36%. During the period(s) shown in the bar chart, the highest quarterly return was 14.02% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.58)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Diversified Target Return Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	(3.97%)	(1.57%)	Dec 20, 2007
C	C Shares Returns Before Taxes	(0.92%)	(1.01%)	Dec 20, 2007
I	I Shares Returns Before Taxes	1.03%	(0.02%)	Dec 20, 2007
R1	R1 Shares Returns Before Taxes	(0.08%)	(1.03%)	Dec 20, 2007
R2	R2 Shares Returns Before Taxes	0.49%	(0.53%)	Dec 20, 2007
R3	R3 Shares Returns Before Taxes	0.68%	(0.29%)	Dec 20, 2007
R4	R4 Shares Returns Before Taxes	0.92%	(0.02%)	Dec 20, 2007
R5	R5 Shares Returns Before Taxes	1.06%	(0.07%)	Dec 20, 2007
A	A Shares Returns Before Taxes	(5.08%)	(1.77%)	Dec 20, 2007
A After Taxes on Distributions	A Shares Returns After Taxes On Distributions	(5.51%)	(2.93%)	Dec 20, 2007
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.74%)	(1.83%)	Dec 20, 2007
Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index	1.55%	2.85%	Dec 20, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MFS Diversified Target Return Fund (Prospectus Summary): | MFS Diversified Target Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Diversified Target Return Fund
Supplement Text	ck0000764719_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012

MFS�� Diversified Target Return Fund

The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	DVRAX
Class B	DVRBX
Class C	DVRCX
Class I	DVRIX
Class R1	DVRFX
Class R2	DVRHX
Class R3	DVRJX
Class R4	DVRKX
Class R5 (Formerly Class W)	DVRLX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 10 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
BarChartAndPerformanceTableSubHeading	ck0000764719_Barchartandperformancetablesubheading

The fourth paragraph as well as the Performance Table under the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Bar Chart, Closing	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2012 was 4.36%. During the period(s) shown in the bar chart, the highest quarterly return was 14.02% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.58)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Diversified Target Return Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,072
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,507
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,712
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.36%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes On Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class I Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	859
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,001
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,369
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,027
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,027
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRFX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R1 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,369
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,027
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRHX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R2 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,528
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRJX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R3 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,268
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRKX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R4 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	859
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,001
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRLX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R5 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,905
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MFS Diversified Target Return Fund | Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.40% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 2.15% of the fund���s average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.65% of the fund���s average daily net assets annually for Class R2 shares, 1.15% of the fund���s average daily net assets annually for each of Class I and Class R4 shares, and 1.07% of the fund���s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least February 28, 2014.